Fair Value Measurements	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Fair Value Disclosures [Text Block]
17. FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. We estimate the fair value of financial assets and liabilities using available market information and generally accepted valuation methodologies. The inputs used to measure fair value are classified into three tiers. These tiers include Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring the entity to develop its own assumptions. The following table shows the fair value of our financial assets and liabilities at March 31, 2020 and March 31, 2019:

			Fair Value Measurements
At March 31,	Carrying Value		Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
			Level 1		Level 2		Level 3
	2020	2019	2020	2019	2020	2019	2020	2019
Assets:
Cash and cash equivalents	$319,581	$220,633	$319,581	$220,633	$—	$—	$—	$—
Forward and swap contracts (1)	124	552	—	—	124	552	—	—
Equity investments (2)	9,624	13,873	9,624	13,873	—	—	—	—
Other investments	2,507	2,545	2,507	2,545	—	—	—	—
Liabilities:
Forward and swap contracts (1)	$912	$278	$—	$—	$912	$278	$—	$—
Deferred compensation plans (2)	1,475	1,564	1,475	1,564	—	—	—	—
Long term debt (3)	1,150,521	1,183,227	—	—	1,143,978	1,200,558	—	—
Contingent consideration obligations (4)	15,988	5,950	—	—	—	—	15,988	5,950
(1) The fair values of forward and swap contracts are based on period-end forward rates and reflect the value of the amount that we would pay or receive for the contracts involving the same notional amounts and maturity dates.
(2) We maintain a frozen domestic non-qualified deferred compensation plan covering certain employees, which allowed for the deferral of payment of previously earned compensation for an employee-specified term or until retirement or termination. Amounts deferred can be allocated to various hypothetical investment options (compensation deferrals have been frozen under the plan). We hold investments to satisfy the future obligations of the plan. Employees who made deferrals are entitled to receive distributions of their hypothetical account balances (amounts deferred, together with earnings (losses)). We also hold an investment in the common stock of Servizi Italia, S.p.A, a leading provider of integrated linen washing and outsourced sterile processing services to hospital Customers. Beginning in fiscal 2019, changes in the fair value of these investments are recorded in the "Interest income and miscellaneous expense line" of the Consolidated Statement of Income. During fiscal 2020 and fiscal 2019 we recorded losses of $3,579 and $2,731, respectively, related to these investments.
(3) We estimate the fair value of our long-term debt using discounted cash flow analyses, based on our current incremental borrowing rates for similar types of borrowing arrangements.
(4) Contingent consideration obligations arise from prior business acquisitions. The fair values are based on discounted cash flow analyses reflecting the possible achievement of specified performance measures or events and captures the contractual nature of the contingencies, commercial risk, and the time value of money. Contingent consideration obligations are classified in the consolidated balance sheets as accrued expense (short-term) and other liabilities (long-term), as appropriate based on the contractual payment dates.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Contingent Consideration
Balance at March 31, 2018	$8,068
Payments	(691)
Reductions and adjustments	(1,466)
Foreign currency translation adjustments	39
Balance at March 31, 2019	$5,950
Additions	9,907
Foreign currency translation adjustments	131
Balance at March 31, 2020	$15,988
Additions and payments of contingent consideration obligations during fiscal year 2020 and 2019 were primarily related to our fiscal year 2020 and 2019 acquisitions. Refer to Note 18, "Business Acquisitions and Divestitures" for more information.